Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Columbia Total Return Bond Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	7.00%	0.25%	1.78%
Columbia Total Return Bond Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	8.49%	0.12%	1.34%
Columbia Total Return Bond Fund-Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	10.58%	1.13%	2.35%
Columbia Total Bond Fund - Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	10.67%	1.19%	2.42%
Columbia Total Return Bond Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	10.70%	1.23%	2.47%
Columbia Total Return Bond Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class R
Average Annual Return, Percent	[1]	10.04%	0.63%	1.84%
Columbia Total Return Bond Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1],[2]	10.56%	1.13%	2.35%
Without Sales Load [Member] | Columbia Total Return Bond Fund-Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	10.31%	0.87%	2.10%
Without Sales Load [Member] | Columbia Total Return Bond Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	9.49%	0.12%	1.34%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		8.02%	(0.67%)	1.54%

[1]	The Fund’s performance prior to February 2016 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.